Note 15 - Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 15 - Acquisitions

NOTE 15 - ACQUISITIONS

 On March 29, 2015, the Company acquired a 50% interest in each of Leo Motors Factory 1 and 2 which are auto repair shops that specialize in repairing hand-made luxury cars such as Ferrari, Lamborghini, Bentley, Porsche, and Rolls Royce. The Company also acquired a 50% interest in Leo Trade specializing in trading luxury cars.

The consolidation of these acquisitions is presented below.

Leo Motors consolidation	LEO Motors	LEO Motors	LGM	LEO Motors	LEO Motors	LEO Trade	ELIM	Consolidated
March 31, 2015	US	Korea		Factory 1	Factory 2	(f/k/a/ Erum)	ENTRIES	Statements
All numbers shown in US Dollars							DR(CR)	3/31/2015
ASSETS
Cash and cash equivalents	$374	$67853	$211,957	$91,187	$2914	$92173	$0	$466,458
Accounts receivable	0	0	476,777	8,754	48,425	418,422	0	952,378
Inventories	0	0	295,159	0	0	0	0	295,159
Prepayment to suppliers	0	137,236	160,484	0	0	0	0	297,720
Other current assets	0	7,297	57,403	1,595	125,212	36,685	0	228,192
Total Current Assets	374	212,386	1,201,780	101,536	176,551	547,280		2,239,907

Fixed assets, net	6,744	10,530	16,846	63,683	88,181	0	0	185,984
Deposit	0	46,234	22,637	4,804	145,196	9,025	0	227,896
Intangible assets	0	63,831	0	0	0	0	0	63,831
Goodwill	0	0	0	0	0	0	3,057,003	3,057,003
Investment in subsidiaries	8,089,368	0	0	0	0	0	-8,089,368	0
Total Non-Current Assets	8,096,112	120,595	39,483	68,487	233,377	9,025		3,534,714

Total Assets	$8,096,486	$332,981	$1,241,263	$170,023	$409,928	$556,305	$-5,032,365	$5,774,621
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable and accrued expenses	$1,139,889	$1,060,342	$291,900	$97,840	$307,112	$416,183	$0	$3,313,266
Short term borrowings	0	256,392	183,245	32,052	0	0	0	471,689
Advance from customers	0	30,381	9,141	0	4,513	0	0	44,035
Due to related parties	0	116,617	0	0	0	0	0	116,617
Taxes payable	0	137,780	10,673	13,559	78,783	226	0	241,021
Notes Payable current portion	0	0	0	0	0	353,747	0	353,747
Total Current Liabilities	1,139,889	1,601,512	494,959	143,451	390,408	770,156		4,540,375

Long Term Notes	0	36,698	117,075	0	173,928	0	0	327,701
Accrued severance benefits	0	2,075	0	0	0	0	0	2,075

Total Liabilities	1,139,889	1,640,285	612,034	143,451	564,336	770,156		4,870,151
Stockholders' Equity:
Common stock	154,144	2,831,276	284,870	90,253	135,379	180,505	(3,522,283)	154,144
Additional paid-in capital	21,253,084	1,831,184	1,285,902	0	0	0	(4,973,230)	19,396,940
Accumulated other comprehensive income	277,678	225,403	4,893	0	0	0	0	507,974
Accumulated loss	(14,728,309)	(6,195,167)	(946,436)	(63,681)	(289,787)	(394,356)	733,773	(21,883,963)
Total Stockholders' Deficit attributable to LEO MOTORS, INC.	6,956,597	(1,307,304)	629,229	26,572	(154,408)	(213,851)		(1,824,905)
Non-controlling interest	0	0	0	0	0	0	2,729,375	2,729,375
Total Stockholders' Deficit	6,956,597	(1,307,304)	629,229	26,572	(154,408)	(213,851)		904,470
Total Liabilities and Stockholders' Deficit	$8,096,486	$332,981	$1,241,263	$170,023	$409,928	$556,305	$(5,032,365	$5,774,621

On June 3, 2016, the Company acquired a 50% interest in Lelcon Co., LTD (“Lelcon”). Lelcon develops car diagnostic and controlling devices. Lelcon is based in South Korea. As of June 3, 2016, Lelcon operates as a subsidiary of Leo Motors Inc.

LEO MOTORS, INC.
CONSOLIDATED PRO FORMA BALANCE SHEETS
BALANCE AT MARCH 31, 2016
UNAUDITED
(AMOUNTS EXPRESSED IN US DOLLAR)

	Leo Motors	LELC	Pro Forma	Pro Forma
	3/31/2016	3/31/2016	AJE	Consolidated
Assets
Current Assets
Cash and cash equivalents	$130,874	$998		$131,872
Accounts Receivable	1,015,447	14,031		1,029,478
Inventories	838,785	37,879		876,664
Prepayment to suppliers	382,545	0		382,545
Stockholder loans	0	129,066		129,066
Other current assets	199,073	2,905		201,978
Total Current Assets	2,566,724	184,879		2,751,603
Fixed assets, net	142,137	33,242		175,379
Deposit	346,255	0		346,255
Other non-current assets	87,275	1,228		88,503
Investments	500,000	0	(500,000)	0
Goodwill	3,057,003	0	470,559	3,527,562
Total Assets	$6,699,394	$219,349		$6,889,302

Liabilities and Equity(Deficit)
Current Liabilities:
Accounts payable and accrued expenses	$3,748,487	$50,193		$3,798,680
Current portion notes payable	264,158	85,034		349,192
Advance from customers	496,385	0		496,385
Due to related parties	136,887	0		136,887
Taxes payable	155,151	4,429		159,580
Total Current Liabilities	4,801,068	139,656		4,940,724
Accrued retirement benefits	96,518	0		96,518
Other long term liabilities	196,579	0		196,579
Long term debt net of current portion	95,599	0		95,599
Total Liabilities	5,189,764	139,656		5,329,420
Commitments	-	-
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock ($0.001 par value; 300,000,000 shares authorized); 163,198,512 shares issued and outstanding at March 31, 2016	164,614	169,348	(169,348	164,614
Additional paid-in capital	21,488,871	0		21,488,871
Accumulated other comprehensive income	1,329,240	1,805		1,331,045
Accumulated loss	(25,827,119)	(91,460)	55,233	(25,863,346)
Total Equity(Deficit) Leo Motors, Inc.	(2,844,394)	79,693		(2,878,816)
Non-controlling interest	4,354,024	0	84,674	4,438,698
Total Equity(Deficit)	1,509,630	79,693		1,559,882
Total Liabilities and Equity(Deficit)	$6,699,394	$219,349	$0	$6,889,302

LEO MOTORS, INC.
CONSOLIDATED PRO FORMA STATEMENTS OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 2016
UNAUDITED
(AMOUNTS EXPRESSED IN US DOLLAR)

	Leo Motors	LELC	Pro Forma	Pro Forma
	3/31/2016	3/31/2016	AJE	Consolidated
Revenues	$745,706	$14,161		$759,867
Cost of Revenues	291,014	9,346		300,360
Gross Profit	454,692	4,815		459,507

Operating Expenses	908,860	40,422		949,282

Income(loss) from Continuing Operations	(454,168)	(35,607)		(489,775)
Other Income (Expenses)
Assets disposal gain, net	0	0		0
Debt Forgiveness	0	0		0
Interest expense	(9,328)	(630)		(9,958)
Non-Operating (expense) income	5,330	10		5,340
Total Other Income (Expenses)	(3,998)	(620)		(4,618)

Income(loss) from Continuing Operations Before Income Taxes	(458,166)	(36,227)		(494,393)
Income Tax Expense	0	0		0
Net Income(Loss)	$(458,166)	$(36,227)		$(494,393)

Income(loss) attributable to non-controlling interest	$(35,655)	$0		$(35,655)
Net Income(Loss) Attributable To Leo Motors, Inc.	$(422,511)	$(36,227)		$(458,738)
Other Comprehensive Income:
Net Income(loss)	$(422,511)	$(36,227)		$(458,738
Unrealized foreign currency translation gain	78,120	1,921		80,041
Comprehensive Income(loss) Attributable to Leo Motors, Inc.	$(344,391)	$(34,306)	$0	$(378,697)
Net Loss per Common Share:
Basic	$(0.00)			$(0.00)
Diluted	$(0.00)			$(0.00)
Weighted Average Common Shares Outstanding:
Basic	$163,198,512			$164,613,340
Diluted	$163,198,512			$164,613,340

"See accompanying notes to consolidated financial statements"

NOTE 16 - ACQUISITIONS

On March 29, 2015, the Company acquired a 50% interest in each of Leo Motors Factory 1 and 2 which are auto repair shops that specialize in repairing hand-made luxury cars such as Ferrari, Lamborghini, Bentley, Porsche, and Rolls Royce. The Company also acquired a 50% interest in Leo Trade specializing in trading luxury cars.

The consolidation of these acquisitions is presented below.

Leo Motors consolidation	LEO Motors	LEO Motors	LGM	LEO Motors	LEO Motors	LEO Trade	ELIM	Consolidated
March 31, 2015	US	Korea		Factory 1	Factory 2	(f/k/a/ Erum)	ENTRIES	Statements
All numbers shown in US Dollars							DR(CR)	3/31/2015
ASSETS
Cash and cash equivalents	$374	67853	211,957	91,187	2914	92173	0	466,458
Accounts receivable	0	0	476,777	8,754	48,425	418,422	0	952,378
Inventories	0	0	295,159	0	0	0	0	295,159
Prepayment to suppliers	0	137,236	160,484	0	0	0	0	297,720
Other current assets	0	7,297	57,403	1,595	125,212	36,685	0	228,192
Total Current Assets	374	212,386	1,201,780	101,536	176,551	547,280		2,239,907

Fixed assets, net	6,744	10,530	16,846	63,683	88,181	0	0	185,984
Deposit	0	46,234	22,637	4,804	145,196	9,025	0	227,896
Intangible assets	0	63,831	0	0	0	0	0	63,831
Goodwill	0	0	0	0	0	0	3,057,003	3,057,003
Investment in subsidiaries	8,089,368	0	0	0	0	0	-8,089,368	0
Total Non-Current Assets	8,096,112	120,595	39,483	68,487	233,377	9,025		3,534,714

Total Assets	$8,096,486	332,981	1,241,263	170,023	409,928	556,305	-5,032,365	5,774,621
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable and accrued expenses	$1,139,889	1,060,342	291,900	97,840	307,112	416,183	0	3,313,266
Short term borrowings	0	256,392	183,245	32,052	0	0	0	471,689
Advance from customers	0	30,381	9,141	0	4,513	0	0	44,035
Due to related parties	0	116,617	0	0	0	0	0	116,617
Taxes payable	0	137,780	10,673	13,559	78,783	226	0	241,021
Notes Payable current portion	0	0	0	0	0	353,747	0	353,747
Total Current Liabilities	1,139,889	1,601,512	494,959	143,451	390,408	770,156		4,540,375

Long Term Notes	0	36,698	117,075	0	173,928	0	0	327,701
Accrued severance benefits	0	2,075	0	0	0	0	0	2,075

Total Liabilities	1,139,889	1,640,285	612,034	143,451	564,336	770,156		4,870,151
Stockholders' Equity:
Common stock	154,144	2,831,276	284,870	90,253	135,379	180,505	(3,522,283)	154,144
Additional paid-in capital	21,253,084	1,831,184	1,285,902	0	0	0	(4,973,230)	19,396,940
Accumulated other comprehensive income	277,678	225,403	4,893	0	0	0	0	507,974
Accumulated loss	(14,728,309)	(6,195,167)	(946,436)	(63,681)	(289,787)	(394,356)	733,773	(21,883,963)
Total Stockholders' Deficit attributable to LEO MOTORS, INC.	6,956,597	(1,307,304	629,229	26,572	(154,408)	(213,851)		(1,824,905)
Non-controlling interest	0	0	0	0	0	0	2,729,375	2,729,375
Total Stockholders' Deficit	6,956,597	(1,307,304	629,229	26,572	(154,408)	(213,851)		904,470
Total Liabilities and Stockholders' Deficit	$8,096,486	332,981	1,241,263	170,023	409,928	556,305	(5,032,365)	5,774,621